Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$110	$123,773
Series B, 5.00%, 09/01/26	365	410,702
Alabama Highway Finance Corp., 5.00%, 08/01/26	115	128,665
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/26	125	141,221
Series B, 5.00%, 01/01/26 (Call 07/01/24)	265	281,330
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	161,122
Black Belt Energy Gas District RB, VRDN,4.00%, 10/01/52
(Put 12/01/26)(a)(b)	300	306,233
State of Alabama GO
5.00%, 11/01/26 (Call 02/01/26)	100	110,759
Series C, 5.00%, 08/01/27 (Call 08/01/26)	280	313,850
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	122,609
		2,100,264
Arizona — 2.1%
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/26	225	251,693
Arizona State University RB
Series A, 5.00%, 07/01/26	25	27,956
Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	110,706
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	430	480,150
City of Phoenix AZ GO
4.00%, 07/01/26	140	151,622
5.00%, 07/01/26	525	588,338
5.00%, 07/01/27 (Call 07/01/26)	185	206,799
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27 (Call 07/01/26)	320	358,478
5.00%, 07/01/29 (Call 07/01/26)	325	361,086
5.50%, 07/01/26 (NPFGC)	40	45,254
City of Tucson AZ Water System Revenue RB, 5.00%,
07/01/26	100	111,863
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/26	140	155,049
Series A, 5.00%, 01/01/26	770	852,769
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	111,863
University of Arizona (The) RB, Series A, 4.00%, 06/01/28
(Call 06/01/26)	220	234,721
		4,048,347
Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	21,394

California — 13.8%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(c)	55	49,802
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	562,247
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(c)	100	90,944
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	126,058
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/26	75	84,723
5.00%, 10/01/27 (Call 04/01/26)	130	144,565
5.00%, 10/01/27 (PR 10/01/26)	100	113,007
5.00%, 10/01/28 (Call 04/01/26)	40	44,343
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	175	187,487
5.00%, 09/01/26	75	84,359
5.00%, 04/01/29 (Call 10/01/26)	160	178,734
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 09/01/26 (Call 09/01/24)	$125	$133,139
Series B, 5.00%, 04/01/26	50	55,670
Series B, 5.00%, 10/01/26 (Call 10/01/24)	125	133,440
Series C, 5.00%, 11/01/27 (Call 11/01/26)	115	129,543
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	268,704
California State University RB
5.00%, 11/01/26	180	203,831
Series A, 5.00%, 11/01/26	355	401,999
Series A, 5.00%, 11/01/26 (Call 11/01/25)	130	143,532
Series A, 5.00%, 11/01/28 (Call 05/01/26)	205	227,923
Carlsbad Unified School District GO, 5.00%, 08/01/27
(Call 08/01/26)	80	89,507
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	210	233,538
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	335	378,096
5.00%, 11/01/28 (Call 11/01/26)	195	218,922
5.00%, 11/01/29 (Call 11/01/26)	285	318,864
Series D, 5.00%, 11/01/26	240	271,669
Contra Costa Transportation Authority Sales Tax Revenue RB, 4.00%, 03/01/26 (Call 03/01/25)	80	84,246
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	56,375
East Bay Municipal Utility District Water System Revenue RB,
5.00%, 06/01/26	150	168,702
East Side Union High School District GO, 5.00%, 08/01/28
(Call 08/01/26)	275	308,100
El Camino Community College District Foundation (The) GO,
5.00%, 08/01/28 (Call 08/01/26)	170	189,558
El Camino Community College District GO, Series C, 0.00%,
08/01/26(c)	150	136,794
Escondido Union High School District GO, Series A, 0.00%,
08/01/26 (AGC)(c)	50	45,418
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(c)	80	72,841
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26
(NPFGC)(c)	100	89,960
Grossmont Union High School District GO, 0.00%, 08/01/26
(AGM)(c)	90	82,271
Long Beach Unified School District GO, 5.00%, 08/01/27
(Call 08/01/26)	215	240,287
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	150	168,050
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	74,673
Series I, 4.00%, 08/01/26	100	108,372
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	106,453
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	170	191,402
5.00%, 07/01/26 (Call 07/01/25)	140	153,229
5.00%, 06/01/27 (Call 06/01/26)	135	151,292
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	156,198
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB, 5.00%, 07/01/26	170	191,402
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	75,228
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	333,169
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/26	175	196,324
Los Angeles Department of Water & Power RB, Series A,
5.00%, 07/01/26	275	308,510
Los Angeles Department of Water & Power System Revenue
RB, Series A, 5.00%, 07/01/26	130	145,841

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Los Angeles Department of Water & Power Water System
Revenue RB
5.00%, 07/01/26	$145	$162,903
5.00%, 07/01/26 (Call 01/01/26)	375	415,688
Los Angeles Department of Water & Power, RB, Series B,
5.00%, 07/01/26 (Call 06/01/26)	30	33,580
Los Angeles Department of Water RB
5.00%, 07/01/26	150	168,520
Series A, 5.00%, 07/01/26 (Call 07/01/24)	85	90,391
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	143,378
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/26	590	662,131
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	691,684
Series C, 5.00%, 07/01/26	105	117,837
Series C, 5.00%, 07/01/26 (Call 07/01/24)	195	207,215
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	170,023
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	230	235,146
Series A, 5.00%, 07/01/26	260	292,943
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/26	410	462,666
Newport Mesa Unified School District GO, 0.00%, 08/01/26
(NPFGC)(c)	190	175,063
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26)	115	121,936
Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	69,194
Palo Alto Unified School District GO, 0.00%, 08/01/26(c)	170	155,708
Palos Verdes Peninsula Unified School District GO, 0.00%,
11/01/26 (NPFGC)(c)	165	149,469
Pasadena Area Community College District GO, Series A,
4.00%, 08/01/29 (Call 08/01/26)	165	175,647
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	120	134,014
Rancho Water District Financing Authority RB, Series B,
5.00%, 08/01/28 (Call 08/01/26)	40	45,063
Sacramento County Sanitation Districts Financing Authority
RB, 5.00%, 08/01/26 (Call 08/01/25)	80	87,513
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	150	163,816
5.00%, 08/15/26	65	73,195
San Diego Community College District GO, 4.00%, 08/01/28
(Call 08/01/26)	100	107,044
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 04/01/29 (Call 04/01/26)	260	288,281
San Diego County Water Authority RB, 5.00%, 05/01/26
(Call 05/01/25)	100	108,809
San Diego Unified School District/CA GO
5.50%, 07/01/26 (AGM)	230	262,919
Series A, 0.00%, 07/01/26(c)	20	18,456
Series A, 0.00%, 07/01/26 (ETM)(c)	30	27,683
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	228,742
Series R-5, 5.00%, 07/01/26	95	106,614
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	59,362
5.00%, 08/01/26	200	224,997
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	65,727
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	240	265,556
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	106,935
	Par
Security	(000)	Value

California (continued)
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(c)	$275	$253,725
Series B, 0.00%, 09/01/26 (NPFGC)(c)	95	87,650
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	111,884
5.00%, 08/01/28 (Call 08/01/26)	120	133,806
5.00%, 08/01/29 (Call 08/01/26)	50	55,590
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	167,352
Santa Clara Unified School District GO, 5.00%, 07/01/26
(Call 07/01/24)	90	95,497
Santa Clara Valley Transportation Authority RB, Series A,
5.00%, 06/01/26	95	106,431
Santa Clara Valley Water District COP, Series A, 5.00%,
02/01/29 (Call 02/01/26)	320	351,176
Santa Monica-Malibu Unified School District GO, Series D,
4.00%, 08/01/26 (Call 08/01/25)	40	42,669
Southern California Public Power Authority RB, Series C,
5.00%, 07/01/26 (Call 01/01/25)	65	69,933
State of California Department of Water Resources RB
5.00%, 12/01/26	80	90,885
5.00%, 12/01/29 (Call 12/01/26)	150	168,242
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	200	215,510
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	70	78,350
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	145	163,923
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	315	354,267
State of California GO
4.00%, 04/01/26	100	107,919
4.00%, 09/01/27 (Call 09/01/26)	125	135,641
4.00%, 08/01/28 (Call 08/01/26)	80	86,132
4.00%, 09/01/28 (Call 09/01/26)	415	447,260
5.00%, 08/01/26	235	264,759
5.00%, 08/01/26 (Call 08/01/25)	440	482,539
5.00%, 09/01/26	125	141,125
5.00%, 10/01/26	490	554,365
5.00%, 11/01/26	175	198,399
5.00%, 08/01/27 (Call 08/01/26)	130	146,090
5.00%, 08/01/28 (Call 08/01/26)	360	402,888
5.00%, 09/01/28 (Call 09/01/26)	905	1,014,681
5.00%, 08/01/29 (Call 08/01/26)	200	223,584
5.00%, 09/01/29 (Call 09/01/26)	605	677,832
5.00%, 08/01/30 (Call 08/01/26)	100	111,559
Series B, 5.00%, 09/01/26	525	592,724
Series C, 5.00%, 08/01/27 (Call 08/01/26)	495	556,265
Series C, 5.00%, 08/01/28 (Call 08/01/26)	420	470,036
University of California RB
4.00%, 05/15/26	170	184,235
5.00%, 05/15/29 (Call 05/15/26)	360	399,041
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	210	221,853
Series AV, 5.00%, 05/15/26	205	229,412
Series I, 5.00%, 05/15/26 (Call 05/15/25)	310	337,131
		26,317,549
Colorado — 0.5%
City & County of Denver Co. Airport System Revenue RB,
5.00%, 11/15/26	190	213,768
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	45	50,532
City of Colorado Springs CO Utilities System Revenue RB,
Series A2, 5.00%, 11/15/26	50	56,475
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	115	123,082
5.00%, 12/01/27 (Call 12/01/26)	200	225,605
5.50%, 12/01/26 (SAW)	110	126,804

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colorado (continued)
University of Colorado RB, Series A-2, 5.00%, 06/01/26	$150	$166,636
		962,902
Connecticut — 1.6%
State of Connecticut GO
4.00%, 06/01/26	105	113,031
Series A, 5.00%, 03/15/26	235	260,573
Series A, 5.00%, 04/15/26	490	544,407
Series B, 4.00%, 06/01/26	100	107,648
Series B, 5.00%, 05/15/26	175	194,819
Series B, 5.00%, 05/15/27 (Call 05/15/26)	140	155,574
Series D, 5.00%, 09/15/26	30	33,661
Series E, 5.00%, 10/15/26	180	202,362
Series F, 5.00%, 09/15/26	205	230,018
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 05/01/26	325	361,472
Series A, 5.00%, 09/01/27 (Call 09/01/26)	400	447,436
Series A, 5.00%, 09/01/28 (Call 09/01/26)	160	177,794
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	166,682
Series C, 5.00%, 10/01/26	80	89,857
		3,085,334
Delaware — 0.5%
Delaware Transportation Authority RB
5.00%, 07/01/26	245	274,756
5.00%, 07/01/27 (Call 07/01/26)	200	223,888
State of Delaware GO
5.00%, 02/01/26	80	88,933
5.00%, 07/01/28 (Call 07/01/26)	105	117,583
Series D, 5.00%, 07/01/27 (Call 07/01/26)	140	156,890
		862,050
District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/26 (Call 06/01/25)	250	271,874
Series A, 5.00%, 06/01/27 (Call 06/01/26)	150	167,400
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	135,937
Series D, 5.00%, 06/01/26	80	89,406
Series D, 5.00%, 06/01/27 (Call 12/01/26)	155	175,396
Series D, 5.00%, 06/01/28 (Call 12/01/26)	190	213,735
Series D, 5.00%, 06/01/29 (Call 12/01/26)	140	157,056
District of Columbia RB
5.00%, 12/01/26	345	387,641
Series C, 5.00%, 10/01/26	455	512,813
District of Columbia Water & Sewer Authority RB, 5.00%,
10/01/26	95	106,949
Washington Metropolitan Area Transit Authority RB, Series A,
5.00%, 07/15/26	105	117,523
		2,335,730
Florida — 3.1%
County of Miami-Dade FL Aviation Revenue RB, Series B,
5.00%, 10/01/26 (Call 10/01/25)	275	299,042
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	352,243
County of Miami-Dade FL Water & Sewer System Revenue
RB, 5.00%, 10/01/26 (Call 10/01/25)	525	574,276
Florida Department of Environmental Protection RB
5.00%, 07/01/26 (Call 07/01/25)	195	212,458
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	179,772
Series A, 5.00%, 07/01/27 (Call 07/01/26)	250	279,558
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	224,387
Orange County School Board COP, 5.00%, 08/01/26	140	156,349
	Par
Security	(000)	Value

Florida (continued)
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	$300	$332,569
Series A, 5.00%, 06/01/26	130	144,672
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	275	297,044
Series D, 5.00%, 02/01/27 (Call 02/01/26)	160	175,239
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/28 (Call 03/15/26)	100	110,218
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	160	177,447
Series B, 5.00%, 07/01/26	110	122,697
Series B, 5.00%, 07/01/27 (Call 07/01/26)	150	166,356
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	206,206
Series C, 5.00%, 07/01/29 (Call 07/01/26)	195	216,807
State of Florida GO
Series A, 5.00%, 07/01/26	55	61,769
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	42,324
Series B, 5.00%, 07/01/26	225	252,689
Series C, 5.00%, 06/01/26	115	128,611
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	55,623
Series D, 4.00%, 06/01/29 (Call 06/01/26)	125	134,382
Series E, 5.00%, 06/01/26 (Call 06/01/25)	220	239,950
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	110,856
State of Florida Lottery Revenue RB
5.00%, 07/01/26	325	364,210
Series A, 5.00%, 07/01/26	255	285,765
		5,903,519
Georgia — 1.9%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26	100	111,543
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%,
11/01/26	225	254,099
County of Carroll GA GO, 5.00%, 06/01/26	85	95,027
Forsyth County School District GO, 5.00%, 02/01/27
(Call 02/01/26)	245	271,867
Georgia Ports Authority RB, 5.00%, 07/01/26	160	179,239
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	190	211,965
Gwinnett County School District GO, Series B, 5.00%,
08/01/26	500	562,493
Metropolitan Atlanta Rapid Transit Authority RB, Series C,
5.00%, 07/01/29 (Call 07/01/26)	390	432,530
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	247,085
State of Georgia GO
Series A, 5.00%, 08/01/26	500	562,699
Series A-1, 5.00%, 02/01/26	110	122,243
Series E, 5.00%, 12/01/26	160	181,554
Series E, 5.00%, 12/01/27 (Call 12/01/26)	105	118,750
Series E, 5.00%, 12/01/28 (Call 12/01/26)	220	248,205
Series F, 5.00%, 01/01/26	25	27,722
		3,627,021
Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	260	290,115
Series A, 5.00%, 07/01/28 (Call 07/01/26)	345	383,444
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	164,563
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	109,709
Series D, 5.00%, 09/01/26	65	73,139
County of Hawaii HI GO, Series A, 5.00%, 09/01/27
(Call 03/01/26)	100	110,742

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hawaii (continued)
State of Hawaii GO
5.00%, 01/01/26	$100	$110,749
5.00%, 10/01/26	350	394,922
5.00%, 10/01/26 (Call 10/01/25)	45	49,384
5.00%, 10/01/28 (Call 10/01/26)	100	111,810
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	120	131,690
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	160	179,851
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	196,712
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	111,429
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	179,851
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	200	223,621
State of Hawaii State Highway Fund RB
5.00%, 01/01/26	125	138,130
Series A, 5.00%, 01/01/29 (Call 07/01/26)	50	55,532
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	139,679
		3,155,072
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	520	579,287

Illinois — 2.4%
Chicago O’Hare International Airport RB
5.00%, 01/01/29 (Call 01/01/26)	170	184,467
Series D, 5.00%, 01/01/26	180	197,029
Series E, 5.00%, 01/01/26	250	273,651
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	95	101,648
5.00%, 04/01/26	60	66,713
5.00%, 07/01/26	650	726,330
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	200	220,658
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	108,117
Series A, 5.00%, 03/01/26	470	508,897
Series A, 5.00%, 10/01/26	250	272,546
Series B, 5.00%, 03/01/26	620	671,311
Series B, 5.13%, 09/01/26	150	164,082
Series D, 5.00%, 11/01/26	735	802,079
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	65	70,201
Series A, 4.00%, 06/15/26	235	245,245
		4,612,974
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	295	331,852
Indiana Finance Authority RB
5.00%, 02/01/29 (PR 02/01/26)	260	288,378
Series A, 5.00%, 02/01/26	215	238,621
Series A, 5.00%, 10/01/26	80	89,789
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	106,686
Series C, 5.00%, 06/01/27 (Call 12/01/26)	605	681,383
Series E, 5.00%, 02/01/26	190	210,875
Series E, 5.00%, 02/01/29 (Call 08/01/26)	235	261,772
Indiana Municipal Power Agency RB, 5.00%, 01/01/27
(Call 07/01/26)	145	161,215
Indiana University RB
Series A, 5.00%, 06/01/26	125	139,303
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	217,084
Series A, 5.00%, 06/01/28 (Call 06/01/26)	195	216,474
		2,943,432
Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/26	355	398,785
	Par
Security	(000)	Value

Iowa (continued)
State of Iowa RB, 4.00%, 06/01/26	$330	$356,001
		754,786
Kansas — 0.3%
State of Kansas Department of Transportation RB, 5.00%,
09/01/26 (Call 09/01/25)	475	519,720

Kentucky — 0.1%
Kentucky Infrastructure Authority RB, Series A, 5.00%,
02/01/26 (Call 02/01/25)	100	107,885

Louisiana — 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	111,491
Series B, 5.00%, 05/01/26 (Call 05/01/25)	65	70,371
State of Louisiana GO
5.00%, 09/01/27 (Call 09/01/26)	100	112,186
Series A, 5.00%, 09/01/26	25	28,099
Series B, 5.00%, 08/01/26	435	485,444
Series B, 5.00%, 08/01/29 (Call 08/01/26)	200	222,216
State of Louisiana RB
5.00%, 09/01/26	95	106,219
Series A, 5.00%, 09/01/26	225	251,573
		1,387,599
Maine — 0.9%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	200	223,453
5.00%, 11/01/26	250	282,332
5.00%, 11/01/29 (Call 11/01/26)	220	247,110
Series A, 5.00%, 09/01/29 (Call 09/01/26)	105	116,399
Maine Turnpike Authority RB, 5.00%, 07/01/26	435	486,781
State of Maine GO
4.00%, 06/01/26	50	53,920
5.00%, 06/01/26	115	128,702
Series B, 5.00%, 06/01/26	205	229,425
		1,768,122
Maryland — 4.9%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	101,530
Series B, 5.00%, 10/15/26	135	152,296
City of Baltimore MD RB, 5.00%, 07/01/26	215	240,506
County of Anne Arundel MD GOL
5.00%, 10/01/26	1,035	1,169,618
5.00%, 10/01/26 (Call 10/01/25)	110	121,036
County of Baltimore MD GO
5.00%, 03/01/26	195	217,166
5.00%, 08/01/26 (Call 08/01/25)	80	87,587
County of Charles MD GO
4.00%, 10/01/26	50	54,273
5.00%, 10/01/26	500	565,034
County of Frederick MD, 5.00%, 08/01/26	200	225,054
County of Frederick MD GO, 5.00%, 02/01/26	140	155,583
County of Howard MD GO
5.00%, 08/15/26	180	202,768
Series A, 5.00%, 08/15/26	500	563,243
Series D, 5.00%, 02/15/26	265	294,785
County of Montgomery MD GO
5.00%, 11/01/26	230	260,450
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	26,240
Series A, 5.00%, 11/01/26	790	894,589
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	235	265,272

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maryland (continued)
County of Prince George’s MD GOL
5.00%, 07/01/26	$500	$561,532
Series A, 5.00%, 07/15/26	210	236,071
Maryland State Transportation Authority RB, 5.00%, 07/01/26	70	78,361
State of Maryland Department of Transportation RB
5.00%, 09/01/26	80	90,185
5.00%, 10/01/26	255	288,057
5.00%, 12/01/27 (Call 12/01/26)	110	124,111
5.00%, 10/01/28 (Call 10/01/26)	480	538,339
5.00%, 10/01/29 (Call 10/01/26)	240	267,548
State of Maryland GO
Series A, 5.00%, 08/01/26	200	225,079
Series B, 4.00%, 08/01/26	175	189,440
Series B, 5.00%, 08/01/26	550	618,969
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	336,218
5.00%, 06/01/26 (GTD)	100	112,073
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	111,910
		9,374,923
Massachusetts — 3.4%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	64,615
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	165	183,546
City of Cambridge MA RB, 5.00%, 02/15/26	195	216,917
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27
(Call 06/15/26)	205	229,069
Commonwealth of Massachusetts GO, Series C, 5.25%,
11/01/26 (AGM)	50	57,107
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	111,565
Series A, 5.00%, 07/01/26	775	870,061
Series B, 5.00%, 01/01/26	20	22,171
Series C, 5.00%, 09/01/26	155	174,734
Series D, 5.00%, 07/01/26	150	168,399
Series HH, 5.00%, 12/01/26	300	340,280
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	112,466
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/26	180	201,304
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (Call 07/01/25)	150	163,816
Series A, 4.00%, 07/01/26	115	124,774
Series A, 5.00%, 07/01/26	340	381,019
Series B, 5.00%, 07/01/26 (Call 07/01/25)	335	365,855
Massachusetts Development Finance Agency RB, Series A,
5.00%, 10/15/26	205	231,619
Massachusetts School Building Authority RB
5.00%, 08/15/26 (Call 08/15/25)	350	383,479
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	99,259
Massachusetts State College Building Authority RB, 4.00%,
05/01/26 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	95	100,257
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/26	80	88,543
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (Call 08/01/24)	100	106,574
5.00%, 08/01/26 (PR 08/01/24)	15	15,986
Series B, 5.25%, 08/01/26 (AGM)	400	453,011
Series C, 5.00%, 08/01/26	460	516,547
Series C, 5.00%, 08/01/35 (PR 08/01/26)	200	224,668
	Par
Security	(000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority RB
5.00%, 05/01/26	$175	$194,840
5.00%, 11/01/26	150	169,006
		6,371,487
Michigan — 1.4%
Great Lakes Water Authority Water Supply System
Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	244,164
Series C, 5.00%, 07/01/26	110	122,257
Michigan Finance Authority RB
5.00%, 10/01/26	100	112,535
Series B, 5.00%, 10/01/28 (Call 10/01/26)	525	588,121
Series B, 5.00%, 10/01/29 (Call 10/01/26)	240	268,447
Michigan State Building Authority RB
5.00%, 10/15/29 (Call 10/15/26)	350	388,840
Series I, 5.00%, 04/15/26 (Call 10/15/25)	105	115,097
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	157,184
State of Michigan RB, 5.00%, 03/15/26	620	688,160
University of Michigan RB, 5.00%, 04/01/26	50	55,557
		2,740,362
Minnesota — 1.4%
County of Hennepin MN GO
5.00%, 12/01/26	280	317,344
Series A, 5.00%, 12/01/26	125	141,672
Metropolitan Council GO, 5.00%, 12/01/26	565	640,355
Minneapolis-St Paul Metropolitan Airports Commission RB,
5.00%, 01/01/26	100	109,460
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/28 (Call 03/01/26)	170	187,951
State of Minnesota GO
5.00%, 08/01/26	145	163,362
Series B, 4.00%, 08/01/26	300	325,237
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	104,460
Series D, 5.00%, 08/01/26	255	287,292
Series D, 5.00%, 10/01/26	225	254,555
Series E, 3.00%, 08/01/26	130	135,894
		2,667,582
Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/26	115	129,662
Series B, 5.00%, 12/01/29 (Call 12/01/26)	210	237,727
Series C, 5.00%, 10/01/26 (Call 10/01/25)	260	285,410
		652,799
Missouri — 1.1%
City of Kansas City MO Water Revenue RB, Series A, 5.00%,
12/01/26	235	265,400
Metropolitan St Louis Sewer District RB, Series C, 5.00%,
05/01/27 (Call 05/01/26)	125	136,185
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	485	547,724
Series A, 5.00%, 05/01/26	510	568,997
Series A, 5.00%, 05/01/26 (Call 05/01/24)	100	105,568
Missouri State Board of Public Buildings RB, Series A, 4.00%,
04/01/26 (Call 04/01/24)	195	201,905
Missouri State Environmental Improvement & Energy
Resources Authority RB, Series B, 5.00%, 07/01/26
(Call 07/01/25)	155	169,293
		1,995,072

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nebraska — 0.3%
Nebraska Public Power District RB
5.00%, 01/01/26	$365	$401,811
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	120,368
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	114,897
		637,076
Nevada — 2.3%
Clark County School District GOL
Series A, 5.00%, 06/15/26	145	161,453
Series E, 5.00%, 06/15/26	100	111,347
Clark County Water Reclamation District, 5.00%, 07/01/26	365	408,888
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	85,758
Series B, 5.00%, 11/01/26	150	168,810
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	342,717
Series B, 5.00%, 11/01/29 (Call 11/01/26)	290	323,103
County of Clark NV Passenger Facility Charge Revenue RB,
Series C, 5.00%, 07/01/26	355	395,976
County of Clark NV RB
5.00%, 07/01/26	105	117,162
Series A, 5.00%, 07/01/26 (Call 07/01/24)	340	359,909
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	55,859
5.00%, 09/15/26 (Call 09/15/25)	105	115,098
5.00%, 06/01/27 (Call 06/01/26)	75	83,700
Series A, 5.00%, 06/01/26	350	391,012
State of Nevada GO, Series D, 5.00%, 04/01/26
(Call 04/01/25)	45	48,800
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	63,746
Series B, 5.00%, 11/01/26 (Call 05/01/25)	105	113,941
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	420	468,224
5.00%, 12/01/27 (Call 06/01/26)	160	177,870
5.00%, 12/01/28 (Call 06/01/26)	230	255,059
Washoe County School District/NV GOL, Series A, 5.00%,
06/01/26 (Call 06/01/25)	115	124,996
		4,373,428
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB, 4.00%, 08/15/29
(Call 08/15/26)	100	107,362

New Jersey — 1.9%
County of Union New Jersey GO, 4.00%, 03/01/26	35	37,516
Essex County Improvement Authority RB, 5.50%, 10/01/26
(NPFGC GTD)	100	114,876
Monmouth County Improvement Authority (The) RB, 4.00%,
08/01/26	205	222,245
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	109,421
Series B, 5.00%, 11/01/26 (SAP)	200	220,399
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	157,075
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	480	500,854
New Jersey Educational Facilities Authority RB, Series B,
5.00%, 07/01/26	325	365,258
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/26	330	361,090
Series A, 5.00%, 06/15/28 (Call 06/15/26)	400	436,303
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	86,899
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	208,689
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	104,716
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	26,744
	Par
Security	(000)	Value

New Jersey (continued)
State of New Jersey GO, Series A, 5.00%, 06/01/26	$565	$623,920
		3,576,005
New Mexico — 0.8%
New Mexico Finance Authority RB
5.00%, 06/15/26	500	560,706
Series A, 5.00%, 06/15/26 (Call 06/15/24)	100	105,750
State of New Mexico GO, 5.00%, 03/01/26	305	338,995
State of New Mexico Severance Tax Permanent Fund RB,
5.00%, 07/01/26	420	470,671
		1,476,122
New York — 9.8%
City of New York NY GO
5.00%, 03/01/26	115	127,564
5.00%, 03/01/26 (Call 03/01/24)	225	235,887
5.00%, 08/01/26 (Call 08/01/24)	130	137,781
5.00%, 08/01/29 (Call 08/01/26)	340	376,940
Series A, 5.00%, 08/01/26	100	112,046
Series A-1, 5.00%, 08/01/26	455	509,624
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	145	160,168
Series B-1, 5.00%, 08/01/26	500	560,232
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	56,047
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	250	279,137
Series C, 5.00%, 08/01/26	160	179,274
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	198,680
Series C, 5.00%, 08/01/28 (Call 02/01/26)	150	165,032
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	305	340,618
County of Nassau NY GOL, 5.00%, 04/01/26	135	149,447
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%,
02/15/26	205	226,629
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	40	44,824
Series B, 5.00%, 09/01/26	195	218,518
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	108,164
Series B, 5.00%, 11/15/26	430	468,084
Series B-2, 5.00%, 11/15/26	125	140,314
Series C-1, 5.00%, 11/15/26	685	745,669
New York City Municipal Water Finance Authority RB
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	140,016
Series DD, 5.00%, 06/15/26	465	520,530
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/26 (SAW)	135	151,266
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	65,986
Series S1, 5.00%, 07/15/26 (SAW)	330	369,761
Series S-2A, 5.00%, 07/15/26 (SAW)	360	403,376
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/26	400	450,857
5.00%, 08/01/27 (Call 08/01/26)	195	218,011
5.00%, 05/01/29 (Call 05/01/26)	205	226,907
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	340	378,458
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	152,636
Series E1, 4.00%, 02/01/26	185	198,424
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	180	197,463
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	135	148,097
New York City Water & Sewer System RB
5.00%, 06/15/26	165	184,704
5.00%, 06/15/26 (Call 06/15/25)	365	398,437
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	215,410

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
New York State Dormitory Authority RB
5.00%, 02/15/28 (Call 08/15/26)	$145	$161,780
Series A, 5.00%, 02/15/26 (Call 02/15/24)	130	136,188
Series A, 5.00%, 03/15/26	755	839,393
Series A, 5.00%, 03/15/26 (Call 03/15/24)	100	104,931
Series A, 5.00%, 03/15/28 (Call 09/15/26)	550	616,194
Series A, 5.00%, 02/15/29 (Call 08/15/26)	415	460,811
Series A, 5.00%, 03/15/29 (Call 09/15/26)	630	702,909
Series A1, 4.00%, 10/01/26	115	125,650
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	122,432
Series D, 5.00%, 02/15/28 (Call 08/15/26)	325	362,610
Series E, 5.00%, 03/15/26 (Call 09/15/25)	115	125,950
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	111,328
5.00%, 06/15/29 (Call 06/15/26)	285	317,903
Series D, 5.00%, 09/15/26 (Call 03/15/25)	220	238,295
Series E, 5.00%, 06/15/26	50	56,051
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	125	137,389
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	163,983
Series L, 5.00%, 01/01/26	50	55,060
New York State Urban Development Corp. RB
4.00%, 03/15/26	80	86,065
5.00%, 03/15/26	50	55,534
Series A, 5.00%, 03/15/26	355	394,290
Series A, 5.00%, 03/15/27 (Call 03/15/26)	210	231,612
Series A, 5.00%, 03/15/28 (Call 03/15/26)	510	560,612
Series A, 5.00%, 03/15/30 (Call 03/15/26)	170	186,249
Series E, 5.00%, 03/15/26	160	177,708
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	92,563
5.00%, 07/15/26	100	111,887
5.00%, 09/01/26	110	123,450
5.00%, 09/01/26 (Call 09/01/24)	195	207,201
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	160	173,625
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/26 (PR 10/15/24)	295	316,462
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	295	333,591
Series C-1, 5.00%, 11/15/26	390	441,019
Utility Debt Securitization Authority RB, Series A, 5.00%,
06/15/28 (Call 06/15/26)	275	304,686
		18,596,429
North Carolina — 1.7%
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/26 (Call 07/01/25)	100	109,360
County of Buncombe NC RB, 5.00%, 06/01/26	70	78,285
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	113,044
County of Orange NC GO, 5.00%, 08/01/26	300	337,495
County of Union NC, 5.00%, 09/01/26	150	169,097
County of Wake NC, 5.00%, 12/01/26	150	170,140
County of Wake NC GO, 5.00%, 03/01/26	340	378,523
North Carolina Capital Facilities Finance Agency RB, 5.00%,
10/01/26	185	207,637
North Carolina Municipal Power Agency No. 1 RB, Series A,
5.00%, 01/01/29 (Call 07/01/26)	125	137,272
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	168,043
Series A, 5.00%, 06/01/26	260	291,286
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	167,827
Series C, 5.00%, 05/01/26	110	122,979
	Par
Security	(000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/26	$300	$333,328
Series B, 5.00%, 06/01/26	175	195,713
Town of Cary NC, 5.00%, 09/01/26	170	191,643
		3,171,672
Ohio — 3.0%
American Municipal Power Inc. RB, 5.00%, 02/15/26	500	552,753
City of Cincinnati OH Water System Revenue RB, 5.00%,
12/01/29 (Call 12/01/26)	145	163,050
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	185	207,319
Series A, 4.00%, 08/15/26 (Call 08/15/25)	355	378,506
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	200	222,025
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	71,855
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/26	230	257,223
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/26	110	124,034
Miami University/Oxford OH RB, 5.00%, 09/01/26	100	111,477
Ohio State University (The) RB, 5.00%, 12/01/26	105	118,350
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	300	338,808
5.00%, 06/01/28 (Call 12/01/26)	125	141,003
5.00%, 12/01/29 (Call 12/01/26)	100	112,183
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, 5.00%, 06/01/26	510	570,765
State of Ohio COP, 5.00%, 09/01/26	230	258,316
State of Ohio GO
5.00%, 06/15/26	265	296,646
5.00%, 09/15/26	100	112,627
Series A, 5.00%, 05/01/26	160	178,571
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	103,407
Series S, 5.00%, 05/01/26	165	184,151
Series S, 5.00%, 05/01/28 (Call 05/01/26)	110	122,049
Series S, 5.00%, 05/01/30 (Call 05/01/26)	100	110,268
Series U, 5.00%, 05/01/26	285	318,079
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	437,329
Series B, 5.00%, 10/01/26	110	123,788
		5,614,582
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	300	333,154
Series A, 5.00%, 06/01/28 (Call 12/01/26)	115	128,960
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	150	166,476
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	175	193,137
Oklahoma Water Resources Board RB, 5.00%, 04/01/27 (Call 04/01/26)	175	194,317
		1,016,044
Oregon — 1.9%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	168,152
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	205	227,850
Series A, 5.00%, 05/01/27 (Call 05/01/26)	185	205,619
Series B, 5.00%, 10/01/26 (Call 10/01/24)	90	96,077
Multnomah County School District No. 1 Portland/OR GO,
5.00%, 06/15/26 (GTD)	265	296,120
Oregon State Lottery RB, Series C, 5.00%, 04/01/26
(Call 04/01/25) (MO)	645	698,412

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon (continued)
Portland Community College District GO
5.00%, 06/15/26	$150	$167,615
5.00%, 06/15/28 (Call 06/15/26)	140	155,388
5.00%, 06/15/29 (Call 06/15/26)	145	160,653
Salem-Keizer School District No. 24J GO, Series B, 5.00%,
06/15/26 (GTD)	350	391,101
State of Oregon Department of Transportation RB
5.00%, 11/15/26	100	112,861
Series B, 5.00%, 11/15/26	180	203,150
State of Oregon GO
5.00%, 05/01/26	130	145,339
5.00%, 08/01/26 (Call 08/01/25)	125	136,710
5.00%, 06/01/29 (Call 06/01/26)	100	111,051
Series C, 5.00%, 06/01/26	65	72,822
Series G, 5.00%, 12/01/29 (Call 12/01/26)	145	162,729
Series O, 5.00%, 08/01/26 (Call 08/01/25)	70	76,644
		3,588,293
Pennsylvania — 2.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	185	205,775
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	640	708,936
5.00%, 09/15/29 (Call 09/15/26)	125	138,059
First Series, 5.00%, 09/15/26	225	253,030
First Series, 5.00%, 09/15/27 (Call 09/15/26)	205	228,295
Second Series, 5.00%, 09/15/26	360	404,847
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	445	493,154
County of Bucks PA GO, 5.00%, 06/01/26	250	280,083
County of Chester PA GO, Series A, 4.00%, 07/15/27
(Call 07/15/26)	265	287,398
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	240	262,788
Pennsylvania State University (The) RB, 5.00%, 03/01/26	640	710,629
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	405	447,706
5.00%, 12/01/26	110	123,985
Series A 1, 5.00%, 12/01/26	150	169,071
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	140	151,961
Series A-2, 5.00%, 12/01/26	345	388,863
School District of Philadelphia (The) GOL, Series A, 5.00%,
09/01/26 (SAW)	100	111,353
University of Pittsburgh-of the Commonwealth System of
Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	150	159,923
		5,525,856
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	125	138,494
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	125	137,623
State of Rhode Island GO, 5.00%, 05/01/26	100	111,414
		387,531
South Carolina — 0.2%
Horry County School District/SC GO, 5.00%, 03/01/26
(Call 03/01/25) (SCSDE)	130	140,706
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	219,831
		360,537
Tennessee — 2.8%
City of Knoxville TN Electric System Revenue RB, Series HH,
5.00%, 07/01/26	190	212,846
City of Memphis TN GO, Series A, 5.00%, 04/01/26
(Call 04/01/25)	315	341,283
County of Blount TN Go, Series B, 5.00%, 06/01/26	85	95,027
	Par
Security	(000)	Value

Tennessee (continued)
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	$120	$133,320
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	178,615
County of Montgomery TN GO, 5.00%, 04/01/26	140	155,875
County of Shelby TN GO, 5.00%, 04/01/26	250	278,442
County of Washington TN GO, Series A, 4.00%, 06/01/29
(Call 06/01/26)	150	159,714
County of Williamson TN GO, 5.00%, 04/01/26	120	133,833
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series B, 5.00%, 05/15/26	455	508,118
Metropolitan Government of Nashville & Davidson County
TN GO
4.00%, 01/01/28 (Call 07/01/26)	220	236,376
5.00%, 01/01/26	135	149,417
5.00%, 01/01/27 (Call 07/01/26)	210	235,120
Series C, 5.00%, 01/01/26	180	199,222
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	296,864
State of Tennessee GO
5.00%, 08/01/26	235	264,372
Series A, 5.00%, 08/01/26	165	185,623
Series A, 5.00%, 08/01/27 (Call 08/01/26)	100	112,500
Series A, 5.00%, 08/01/28 (Call 08/01/26)	190	213,337
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	585,002
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	245	276,043
Series B, 5.00%, 11/01/26	310	349,279
		5,300,228
Texas — 10.7%
Aldine Independent School District GO, 5.00%, 02/15/26
(PSF)	75	83,103
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	133,313
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	110,262
Alvin Independent School District/TX GO, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	255	282,273
Austin Community College District Public Facility Corp. RB,
5.00%, 08/01/26 (Call 08/01/25)	65	70,747
Austin Independent School District GO
5.00%, 08/01/26 (PSF)	100	112,170
5.00%, 08/01/28 (Call 08/01/26) (PSF)	90	100,510
Series C, 5.00%, 08/01/26	100	111,923
Board of Regents of the University of Texas System, Series C, 5.00%, 08/15/26	140	157,825
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	195	218,532
5.00%, 08/15/28 (Call 08/15/26)	120	134,283
Series J, 5.00%, 08/15/26	235	264,920
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	220	245,890
5.00%, 09/01/29 (Call 09/01/26)	125	139,295
City of Austin TX RB, 5.00%, 09/01/26	215	241,921
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/26	280	317,124
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	140	157,310
Series A, 5.00%, 10/01/29 (Call 10/01/26)	320	356,709
City of Fort Worth TX GOL, 5.00%, 03/01/26	95	105,414
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	115	124,106
Series A, 5.00%, 02/15/26	150	166,478

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
City of Houston TX Airport System Revenue RB, 5.00%,
07/01/26	$165	$183,255
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	152,660
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	111,922
Series C, 5.00%, 05/15/26 (Call 05/15/24)	780	825,158
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	53,633
City of Houston TX GOL, Series A, 5.00%, 03/01/26
(Call 03/01/24)	100	104,878
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	125	130,548
Series A, 5.00%, 02/01/26	130	143,677
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	215,516
5.00%, 08/01/26	205	230,369
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	64,751
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	73,550
Conroe Independent School District GO, 5.00%, 02/15/26
(PSF)	200	222,261
County of Bexar TX GOL
5.00%, 06/15/26 (Call 06/15/24)	90	95,561
5.00%, 06/15/29 (Call 06/15/26)	250	279,881
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28
(Call 03/01/26)	120	132,408
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	135,196
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	310	339,093
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	210	231,485
Crowley Independent School District GO, Series A, 5.00%,
08/01/26 (Call 08/01/25) (PSF)	50	54,669
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	295	327,299
5.00%, 02/15/27 (Call 02/15/26) (PSF)	885	980,294
Dallas Area Rapid Transit RB
5.00%, 12/01/26	175	197,560
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	64,538
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	235,862
Dallas Fort Worth International Airport RB, Series A, 5.00%,
11/01/26	200	224,298
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	160	179,438
Denton Independent School District GO
5.00%, 08/15/27 (Call 02/15/26) (PSF)	175	193,590
5.00%, 08/15/29 (Call 02/15/26) (PSF)	150	165,393
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	86,438
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	75,440
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	100	112,293
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	110,262
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	100	112,068
Series C, 5.00%, 08/15/26 (PSF)	170	190,867
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	30	31,803
5.00%, 08/15/26 (PSF)	140	157,301
5.00%, 08/15/26 (Call 08/15/25) (PSF)	135	147,837
Lone Star College System GOL, 5.00%, 02/15/28
(Call 02/15/26)	235	259,454
Lower Colorado River Authority RB
5.00%, 05/15/26	225	249,437
5.00%, 05/15/26 (Call 05/15/24)	135	141,862
Series B, 5.00%, 05/15/26 (Call 05/15/25)	130	141,341
	Par
Security	(000)	Value

Texas (continued)
Mansfield Independent School District GO, Series B, 5.00%,
02/15/26 (PSF)	$100	$110,876
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	230	258,542
5.00%, 11/01/28 (Call 11/01/26)	215	241,027
5.00%, 11/01/29 (Call 11/01/26)	135	150,992
Series B, 5.00%, 11/01/26 (Call 11/01/25)	175	192,453
North East Independent School District/TX GO, 4.00%,
08/01/27 (Call 08/01/26) (PSF)	150	162,079
North Texas Municipal Water District RB, 5.00%, 06/01/28
(Call 06/01/26)	200	222,259
North Texas Tollway Authority RB
5.00%, 01/01/26	250	275,126
5.00%, 01/01/26 (Call 01/01/25)	115	123,279
5.00%, 01/01/28 (Call 01/01/26)	125	136,913
Series A, 5.00%, 01/01/26	50	55,112
Series A, 5.00%, 01/01/28 (Call 01/01/26)	145	158,969
Series B, 5.00%, 01/01/26 (Call 01/01/25)	140	150,284
Series B, 5.00%, 01/01/27 (Call 01/01/26)	150	164,779
Series B, 5.00%, 01/01/29 (Call 01/01/26)	205	223,642
Northside Independent School District GO, 4.00%, 08/15/26
(PSF)	190	205,654
Northside Independent School District RB, 5.00%, 08/15/26
(Call 08/15/25)	130	141,958
Northwest Independent School District GO, 5.00%, 02/15/29
(Call 02/15/26) (PSF)	230	254,123
Permanent University Fund - Texas A&M University System
RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	231,956
Permanent University Fund - University of Texas System RB,
5.00%, 07/01/26 (Call 07/01/25)	285	311,025
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	165,609
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	110,010
San Antonio Independent School District/TX GO, 5.00%,
08/15/26 (PSF)	170	190,656
San Jacinto Community College District, 5.00%, 02/15/26
(Call 02/15/25)	150	161,380
State of Texas GO
5.00%, 04/01/26	380	423,518
5.00%, 10/01/26	150	169,252
5.00%, 04/01/29 (Call 04/01/26)	180	198,792
Series A, 5.00%, 04/01/29 (Call 04/01/26)	110	121,484
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	155	173,799
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	109,399
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	100	106,924
4.00%, 05/15/28 (Call 05/15/26)	160	170,646
Series C, 5.00%, 05/15/26	75	83,581
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	106,924
Texas State University System RB, Series A, 5.00%, 03/15/26	605	671,287
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	95	106,718
Series A, 5.00%, 10/01/26	300	338,504
Texas Water Development Board RB
5.00%, 04/15/26	425	474,128
5.00%, 04/15/26 (Call 10/15/25)	90	99,042
Series A, 5.00%, 10/15/26	280	316,236
Series B, 5.00%, 04/15/26	70	78,092
Series B, 5.00%, 10/15/26	420	474,354
		20,420,637

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Utah — 0.8%
Intermountain Power Agency, Series A, 5.00%, 07/01/26	$70	$78,164
State of Utah GO
5.00%, 07/01/26	660	740,955
Series B, 5.00%, 07/01/26	130	145,946
University of Utah (The) RB
5.00%, 08/01/26	200	224,175
5.00%, 08/01/28 (Call 08/01/26)	165	183,798
Series B-1, 5.00%, 08/01/26 (SAP)	120	134,505
Utah Transit Authority RB, Series A, 5.00%, 06/15/26
(PR 06/15/25)	65	70,935
		1,578,478
Vermont — 0.1%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	113,025

Virginia — 5.4%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	134,899
City of Falls Church VA GO, Series B, 5.00%, 07/15/27
(Call 07/15/26)	175	196,512
City of Newport News VA GO, Series A, 4.00%, 08/01/26	185	200,637
City of Norfolk VA GO, Series B, 4.00%, 10/01/28
(Call 10/01/26)	185	199,659
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	66,666
City of Richmond VA Public Utility Revenue RB, 5.00%,
01/15/27 (Call 01/15/26)	245	270,652
City of Suffolk VA GO
5.00%, 02/01/26	80	88,818
5.00%, 02/01/26 (Call 02/01/25) (SAW)	225	243,086
Commonwealth of Virginia GO, 5.00%, 06/01/26	50	55,918
County of Arlington VA GO
5.00%, 08/15/26	80	89,886
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	179,852
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	205,081
County of Fairfax VA GO
Series A, 4.00%, 10/01/26	95	103,677
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	171,793
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/26	350	393,881
Series A, 5.00%, 07/15/29 (Call 07/15/26)	230	257,526
County of Henrico VA GO, 5.00%, 08/01/26	100	112,540
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	120	136,058
Series A, 5.00%, 12/01/26	165	187,080
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	193,215
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	55	61,535
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,500	1,684,391
Prince William County Industrial Development Authority RB,
5.00%, 10/01/26	100	112,578
Virginia College Building Authority RB
5.00%, 02/01/29 (Call 02/01/26)	150	164,819
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	317,001
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	16,815
Series A, 5.00%, 02/01/26	160	177,578
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	265	297,182
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	82,274
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	105,899
5.00%, 09/15/26	275	310,893
5.00%, 09/15/27 (Call 09/15/26)	315	352,911
Series A, 5.00%, 05/15/26	225	252,233
	Par
Security	(000)	Value

Virginia (continued)
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	$615	$691,106
Series B, 5.00%, 08/01/26	215	241,606
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	104,239
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	215	241,518
Series B, 5.00%, 08/01/26	215	241,518
Virginia Resources Authority RB
5.00%, 11/01/26	410	463,742
5.00%, 11/01/26 (Call 11/01/25)	215	237,301
5.00%, 11/01/27 (Call 11/01/26)	215	243,370
Series A, 5.00%, 11/01/26	300	339,323
		10,227,268
Washington — 4.3%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	70	77,331
SERIES S-1, 5.00%, 11/01/26	225	254,492
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 07/01/26	120	134,477
City of Seattle WA GOL
4.00%, 04/01/28 (Call 04/01/26)	80	85,768
Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	190,717
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	119,463
4.00%, 04/01/29 (Call 04/01/26)	125	133,280
Series B, 5.00%, 04/01/26	285	317,638
Series B, 5.00%, 04/01/27 (Call 04/01/26)	105	116,788
Series B, 5.00%, 04/01/28 (Call 04/01/26)	165	182,966
City of Seattle WA Water System Revenue RB, 5.00%,
08/01/26	145	162,884
City of Spokane WA GO, 5.00%, 12/01/26	160	180,983
Clark County School District No. 37 Vancouver GO, 5.00%,
12/01/26 (GTD)	165	186,565
County of King WA GOL, 5.00%, 07/01/26 (Call 01/01/25)	160	172,148
County of King WA Sewer Revenue RB, Series B, 5.00%,
07/01/26	340	381,019
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	123,050
County of Spokane WA GOL, 5.00%, 12/01/26	60	67,655
Energy Northwest RB
Series A, 5.00%, 07/01/26	1,045	1,168,973
Series A, 5.00%, 07/01/27 (Call 07/01/26)	120	134,043
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	215	227,882
King County School District No. 401 Highline GO, 5.00%,
12/01/28 (Call 12/01/26) (GTD)	255	285,954
King County School District No. 414 Lake Washington GO,
4.00%, 12/01/26 (Call 06/01/26) (GTD)	440	475,407
Pierce County School District No 10 Tacoma GO, 5.00%,
12/01/26 (Call 12/01/25) (GTD)	145	159,796
Pierce County School District No. 402 Franklin Pierce GO,
5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	113,070
Port of Seattle WA RB
5.00%, 02/01/26	230	252,640
5.00%, 06/01/26	55	60,864
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/29
(Call 12/01/26)	100	112,051
State of Washington GO
0.00%, 06/01/26 (AMBAC)(c)	100	91,861
5.00%, 07/01/26 (Call 01/01/26)	115	127,120
5.00%, 08/01/26	365	409,868
5.00%, 08/01/26 (Call 08/01/25)	80	87,495
5.00%, 08/01/27 (Call 08/01/26)	155	173,735

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Series 2020-A, 5.00%, 08/01/26	$155	$174,054
Series B, 5.00%, 02/01/26 (Call 02/01/25)	175	188,844
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	122,711
Series B, 5.00%, 08/01/30 (Call 08/01/26)	235	261,008
Series C, 5.00%, 02/01/26	75	83,186
Series R, 5.00%, 08/01/28 (Call 08/01/26)	165	184,067
University of Washington RB
Series A, 5.00%, 12/01/26	225	254,507
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	156,403
		8,192,763
West Virginia — 0.6%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	154,253
State of West Virginia GO
5.00%, 06/01/26	150	167,872
5.00%, 12/01/26	110	124,622
Series A, 0.00%, 11/01/26 (NPFGC)(c)	100	91,313
Series B, 5.00%, 12/01/26	130	147,280
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	255	285,116
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	172,858
		1,143,314
Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	120	134,203
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	100	103,601
5.00%, 11/01/26	440	499,218
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	190	200,516
Series 1, 5.00%, 05/01/26	75	84,023
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	380	412,040
Series 2, 5.00%, 11/01/26	265	300,666
Series 3, 5.00%, 11/01/26	110	124,805
State of Wisconsin RB
Series A, 5.00%, 05/01/26	350	389,950
Series B, 5.00%, 05/01/28 (Call 05/01/26)	205	226,517
	Par/
	Shares
Security	(000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
5.00%, 07/01/27 (Call 07/01/26)	$300	$336,435
5.00%, 07/01/28 (Call 07/01/26)	145	161,737
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	290	317,261
Series 2, 5.00%, 07/01/26	125	140,383
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	36,920
		3,468,275

Total Long-Term Investments — 98.7%
(Cost: $192,843,918)		187,770,137

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.96%(d)(e)	1,395	1,395,239

Total Short-Term Securities — 0.7%
(Cost: $1,395,195)		1,395,239

Total Investments in Securities — 99.4%
(Cost: $194,239,113)		189,165,376

Other Assets Less Liabilities — 0.6%		1,125,531

Net Assets — 100.0%		$190,290,907

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$604,744	$789,921	(a)	$—	$536	$38	$1,395,239	1,395	$2,231	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$187,770,137	$—	$187,770,137
Money Market Funds	1,395,239	—	—	1,395,239
	$1,395,239	$187,770,137	$—	$189,165,376

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation